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VIA EDGAR


May 5, 2008


Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   FS Variable Separate Account ("Registrant")
      First SunAmerica Life Insurance Company ("Depositor")
      Polaris Choice and Polaris Choice III Variable Annuities
      File No. 333-102137 and 811-08810


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2008 for Registrant on behalf of the Polaris Choice and Polaris Choice III Variable Annuities contain no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 16 under the Securities Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 29, 2008, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,


/s/ Lucia Williams
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Lucia Williams
Supervising Director, Variable Product Regulation